Debt And Other Long-Term Liabilities (Schedule Of Other Long Term Obligation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Tenant improvement and deferred rent	$ 8,721	$ 9,269
Unrecognized tax benefits	1,250	1,574
Total other long-term liabilities	$ 9,971	$ 10,843